S-K 1603(a)(7) Sponsor Controlling Persons	Sep. 15, 2025
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Viking Acquisition, LLC and KingsRock are the two members of our sponsor. In addition, KingsRock is the controlling member of KingsRock Viking Acquisition, LLC. Messrs. Wohlin and Jaffe are managing partners of KingsRock, and the two of them plus Messrs. Ottensoser and von Girsewald, who are Managing Directors at KingsRock, controls the management of our sponsor.